NOTE 7. PROPERTY, EQUIPMENT AND LEASEHOLD IMPROVEMENTS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investment in property on operating leases	$ 86,402	$ 91,048
Less: Accumulated depreciation	(12,585)	(10,896)
Total	73,817	80,152
Buildings and leasehold improvements
Investment in property on operating leases	72,134	75,658
Furniture and Fixtures
Investment in property on operating leases	6,970	7,556
Equipment
Investment in property on operating leases	5,857	6,215
Company automobiles
Investment in property on operating leases	$ 1,441	$ 1,619